Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Assets [Line Items]
Retained earnings	$ (372,390)		$ (337,870)
Net loss	(34,520)	$ (14,216)
Adoption of ASU 2023-08 [Member]
Intangible Assets [Line Items]
Retained earnings	55,900
Impact on Earnings [Member]
Intangible Assets [Line Items]
Net loss	$ 27,400